FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss - Treasury shares [member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Asset-backed securities:
Total held as trading assets		£ 7,512	£ 10,640
Total debt securities held at fair value through profit or loss		32,636	34,540
Treasury bills and other bills		20	18
Total other assets held at fair value through profit or loss		32,656	34,558
Trading and other financial assets at fair value through profit or loss		40,168	45,198
Investment Grade [Member]
Asset-backed securities:
Total held as trading assets	[1]	7,493	10,481
Total debt securities held at fair value through profit or loss	[1]	30,699	32,396
Treasury bills and other bills	[1]	20	18
Total other assets held at fair value through profit or loss	[1]	30,719	32,414
Trading and other financial assets at fair value through profit or loss	[1]	38,212	42,895
Other [Member]
Asset-backed securities:
Total held as trading assets	[2]	19	159
Total debt securities held at fair value through profit or loss	[2]	1,937	2,144
Treasury bills and other bills	[2]
Total other assets held at fair value through profit or loss	[2]	1,937	2,144
Trading and other financial assets at fair value through profit or loss	[2]	1,956	2,303
Debt securities, treasury, and other bills at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		7,192	9,833
Asset-backed securities:
Mortgage-backed securities		10	189
Other asset-backed securities		63	95
		73	284
Corporate and other debt securities		247	523
Debt securities, treasury, and other bills at fair value through profit or loss [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	7,192	9,833
Asset-backed securities:
Mortgage-backed securities	[1]	10	84
Other asset-backed securities	[1]	63	95
	[1]	73	179
Corporate and other debt securities	[1]	228	469
Debt securities, treasury, and other bills at fair value through profit or loss [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]
Asset-backed securities:
Mortgage-backed securities	[2]		105
Other asset-backed securities	[2]
	[2]		105
Corporate and other debt securities	[2]	19	54
Other assets held at fair value through profit or loss [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities		10,903	12,187
Other public sector securities		2,064	1,527
Bank and building society certificates of deposit		1,105	222
Asset-backed securities:
Mortgage-backed securities		215	211
Other asset-backed securities		286	926
		501	1,137
Corporate and other debt securities		18,063	19,467
Other assets held at fair value through profit or loss [Member] | Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[1]	10,903	12,180
Other public sector securities	[1]	2,059	1,519
Bank and building society certificates of deposit	[1]	1,105	222
Asset-backed securities:
Mortgage-backed securities	[1]	208	208
Other asset-backed securities	[1]	283	924
	[1]	491	1,132
Corporate and other debt securities	[1]	16,141	17,343
Other assets held at fair value through profit or loss [Member] | Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss [Line Items]
Government securities	[2]		7
Other public sector securities	[2]	5	8
Bank and building society certificates of deposit	[2]
Asset-backed securities:
Mortgage-backed securities	[2]	7	3
Other asset-backed securities	[2]	3	2
	[2]	10	5
Corporate and other debt securities	[2]	£ 1,922	£ 2,124

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2018: 411 million; 2017: 331 million) and not rated (2018: 1,545 million; 2017: 1,972 million).